Note 15 - Voyage Expenses and Vessel Operating Expenses (Details) - Voyage Expenses (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 15 - Voyage Expenses and Vessel Operating Expenses (Details) - Voyage Expenses [Line Items]
Voyage expenses	$ 14,087,511	$ 14,302,630	$ 12,703,750
Port Expenses [Member]
Note 15 - Voyage Expenses and Vessel Operating Expenses (Details) - Voyage Expenses [Line Items]
Voyage expenses	2,278,961	2,067,494	1,749,565
Bunkers [Member]
Note 15 - Voyage Expenses and Vessel Operating Expenses (Details) - Voyage Expenses [Line Items]
Voyage expenses	7,553,318	8,347,130	7,253,583
Commissions [Member]
Note 15 - Voyage Expenses and Vessel Operating Expenses (Details) - Voyage Expenses [Line Items]
Voyage expenses	3,725,645	3,244,939	3,304,220
Other Voyage Expenses [Member]
Note 15 - Voyage Expenses and Vessel Operating Expenses (Details) - Voyage Expenses [Line Items]
Voyage expenses	$ 529,587	$ 643,067	$ 396,382